Risk- Based Capital Amounts and Ratios for Northern Trust and for each U.S Subsidiary (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Entities
Total capital to risk-weighted assets
Actual amount	$ 8,340.8	$ 8,065.2
Actual ratio	14.30%	14.20%
Minimum to qualify as well capitalized amount	5,831.6	5,666.7
Minimum to qualify as well capitalized ratio	10.00%	10.00%
Tier 1 Capital to Risk-Weighted Assets
Actual amount	7,489.0	7,104.6
Actual ratio	12.80%	12.50%
Minimum to qualify as well capitalized amount	3,499.0	3,400.0
Minimum to qualify as well capitalized ratio	6.00%	6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
Actual amount	7,489.0	7,104.6
Actual ratio	8.20%	7.30%
Minimum to qualify as well capitalized amount	4,543.7	4,864.9
Minimum to qualify as well capitalized ratio	5.00%	5.00%
The Northern Trust Company
Total capital to risk-weighted assets
Actual amount	7,971.0	7,763.3
Actual ratio	13.70%	13.80%
Minimum to qualify as well capitalized amount	5,803.2	5,630.8
Minimum to qualify as well capitalized ratio	10.00%	10.00%
Tier 1 Capital to Risk-Weighted Assets
Actual amount	6,904.2	6,602.7
Actual ratio	11.90%	11.70%
Minimum to qualify as well capitalized amount	3,481.9	3,378.4
Minimum to qualify as well capitalized ratio	6.00%	6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
Actual amount	6,904.2	6,602.7
Actual ratio	7.60%	6.80%
Minimum to qualify as well capitalized amount	$ 4,533.9	$ 4,852.2
Minimum to qualify as well capitalized ratio	5.00%	5.00%